Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Trade receivables	£ 651	£ 605
Contract assets - unbilled	86	71
Investment in finance lease receivable current	21	19
Prepayments and other receivables	324	335
Trade and other current receivables	1,082	1,030
Non-current
Trade receivables	10	9
Investment in finance lease receivable noncurrent	45	64
Prepayments and other receivables	50	52
Trade and other non current receivables	£ 105	£ 125